VALUE ADDED TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2025
VALUE ADDED TAXES RECOVERABLE
Schedule of value added taxes

	December 31,	December 31,
	2025	2024
Canada	$7,991	$153
Mexico	8,693	8,329
	$16,684	$8,482